Insurance claims (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of claims and benefits paid [Abstract]
Schedule of Insurance Claims

2021 £m
Life insurance and participating investment contracts
Deaths	(790)
Maturities including surrenders	(6,915)
Annuities	(1,194)
Other	(164)
Gross claims and surrenders	(9,063)
Change in insurance and participating investment contracts	(7,474)
(16,537)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)
(21,118)
Reinsurers’ share[1]	285
(20,833)
Change in unallocated surplus	35
Total life insurance and investment contracts	(20,798)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)
Total insurance claims and changes in insurance and investment contract liabilities	(21,120)
1    Reinsurers’ share comprises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts.